Schedule of Investments (unaudited)
September 30, 2024
BlackRock LifePath® Dynamic 2065 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 68.3%
BlackRock Advantage Emerging Markets Fund, Class K	37,882	$ 411,022
BlackRock Tactical Opportunities Fund, Class K	33,286	472,659
Diversified Equity Master Portfolio	$13,405,569	13,405,569
International Tilts Master Portfolio	$2,152,112	2,152,112
iShares Developed Real Estate Index Fund, Class K	98,947	1,038,941
iShares MSCI Canada ETF(b)	16,190	672,209
iShares MSCI EAFE ETF	2,203	184,237
iShares MSCI EAFE Small-Cap ETF	5,125	346,963
iShares Russell 2000 ETF(b)	569	125,686
		18,809,398
Fixed-Income Funds — 1.2%
BlackRock Diversified Fixed Income Fund, Class K	9,618	94,636
BlackRock High Yield Bond Portfolio, Class K	16,435	118,992
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	859	97,050
iShares TIPS Bond ETF	105	11,599
		322,277

Security	Shares	Value
Money Market Funds — 32.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)	830,160	$ 830,907
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)	8,104,954	8,104,954
		8,935,861
Total Investments — 101.9% (Cost: $25,513,139)		28,067,536
Liabilities in Excess of Other Assets — (1.9)%		(533,843)
Net Assets — 100.0%		$ 27,533,693

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 360,190	$ 2,918	$ —	$ —	$ 47,914	$ 411,022	37,882	$ 2,917	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	395,171	435,415 (a)	—	55	266	830,907	830,160	1,686 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,093,201	6,011,753 (a)	—	—	—	8,104,954	8,104,954	210,936	—
BlackRock Diversified Fixed Income Fund, Class K	3,231	89,022	—	—	2,383	94,636	9,618	2,986	—
BlackRock High Yield Bond Portfolio, Class K	82,120	119,236	(85,401)	154	2,883	118,992	16,435	5,185	—
BlackRock Tactical Opportunities Fund, Class K	442,369	—	—	—	30,290	472,659	33,286	—	—
Diversified Equity Master Portfolio	5,918,999	5,790,075 (a)(c)	—	830,992	865,503	13,405,569	$13,405,569	139,010	—
International Tilts Master Portfolio	1,659,433	259,229 (a)(c)	—	109,830	123,620	2,152,112	$2,152,112	41,611	—
iShares Developed Real Estate Index Fund, Class K	446,273	603,176	(114,001)	(5,827)	109,320	1,038,941	98,947	13,163	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	95,057	—	—	—	1,993	97,050	859	2,736	—
iShares MSCI Canada ETF	291,092	314,299	—	—	66,818	672,209	16,190	4,088	—
iShares MSCI EAFE ETF	74,823	108,238	(16,478)	(207)	17,861	184,237	2,203	2,756	—
iShares MSCI EAFE Small-Cap ETF	386,070	—	(68,012)	1,832	27,073	346,963	5,125	4,608	—
iShares Russell 2000 ETF	114,204	—	—	—	11,482	125,686	569	1,045	—
iShares TIPS Bond ETF	11,286	—	—	—	313	11,599	105	223	—
				$ 936,829	$ 1,307,719	$ 28,067,536		$ 432,950	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Dynamic 2065 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	1	12/12/24	$ 186	$ 7,665
Ultra U.S. Treasury Bond	3	12/19/24	400	(2,365)
E-mini Russell 2000 Index	9	12/20/24	1,012	38,195
MSCI EAFE Index	24	12/20/24	2,985	65,347
MSCI Emerging Markets Index	37	12/20/24	2,169	138,256
S&P 500 Micro E-Mini Index	95	12/20/24	2,762	65,284
				$ 312,382
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	70,000	USD	46,960	JPMorgan Chase Bank N.A.	12/18/24	$ 1,473
AUD	1,075,156	USD	714,420	JPMorgan Chase Bank N.A.	12/18/24	29,477
CAD	43,000	USD	31,677	JPMorgan Chase Bank N.A.	12/18/24	180
CAD	305,581	USD	225,112	JPMorgan Chase Bank N.A.	12/18/24	1,281
CAD	41,000	USD	30,231	UBS AG	12/18/24	144
EUR	461,422	USD	510,134	UBS AG	12/18/24	5,101
						37,656
CAD	55,000	USD	40,834	JPMorgan Chase Bank N.A.	12/18/24	(86)
USD	8,845	EUR	8,000	JPMorgan Chase Bank N.A.	12/18/24	(88)
						(174)
						$ 37,482
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR plus 0.38%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	68	$ 5,833	$ —	$ 5,833
1-Day SOFR plus 0.40%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	33	2,807	—	2,807
1-Day SOFR plus 0.40%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	53	4,534	—	4,534
1-Day SOFR plus 0.45%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	JPMorgan Chase Bank N.A.	N/A	10/04/24	USD	200	17,035	—	17,035
1-Day SOFR plus 0.69%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	76	6,387	—	6,387
									$ 36,596	$ —	$ 36,596

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Dynamic 2065 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,251,717	$ —	$ —	$ 3,251,717
Fixed-Income Funds	322,277	—	—	322,277
Money Market Funds	8,935,861	—	—	8,935,861
	$12,509,855	$—	$—	12,509,855
Investments Valued at NAV(a)				15,557,681
				$ 28,067,536
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 307,082	$ 44,261	$ —	$ 351,343
Foreign Currency Exchange Contracts	—	37,656	—	37,656
Liabilities
Foreign Currency Exchange Contracts	—	(174)	—	(174)
Interest Rate Contracts	(2,365)	—	—	(2,365)
	$304,717	$81,743	$—	$386,460

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
Schedule of Investments